Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The company considers all short-term investments with an original maturity of three months or less when purchased to be a cash equivalent. The Company had no cash equivalents as of December 31, 2022 and 2021.

Investments Held in Trust Account

The Company’s portfolio of investments is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in investment income on Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible conversion in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (the 27,600,000 public shares, including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock sold in the Initial Public Offering features certain redemption rights that are considered to be outside of its control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s consolidated condensed balance sheets.

The Company recognizes changes in redemption value as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount. The change in the carrying value of redeemable shares of common stock resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit. Subsequently, the Company recognizes changes in the redemption value as a accretion as reflected on the accompanying unaudited consolidated condensed statements of changes in stockholders’ deficit.

Offering Costs

The Company complies with the requirements of Financial Accounting Standards Board (“FASB”) ASC 340-10-S99-1. Offering costs consist of legal, accounting, underwriting fees and other costs incurred that directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to the total proceeds received. Upon the completion of the Initial Public Offering, costs associated with the common stock issued were charged against their carrying value. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021, respectively. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Company is subject to income tax examinations by major taxing authorities since inception. Deferred tax assets were deemed de minimis as of December 31, 2022, and 2021, respectively.

Net Income per Common Share

The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per common share is computed by dividing net income applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period (the public and private shares, inclusive of the full exercise of the overallotment option). The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 14,385,493 shares in the calculation of diluted earnings per share, since their contingency had not been met yet. Accretion associated with the common shares are excluded from earnings per share as the redemption value approximates fair value. As a result, diluted earnings per common share is the same as basic earnings per common share for the periods.

The following table reflects the calculation of basic and diluted net income per common share (in dollars):

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
	Public Shares (basic and diluted)	Founders Shares (basic and diluted)	Public Shares (basic and diluted)	Founders Shares (basic and diluted)
Basic and diluted net income per common share
Numerator:
Allocation of net income as adjusted	$1,547,311	$383,991	$(68,381)	$(70,057)
Denominator:
Basic weighted average shares outstanding	$28,771,000	$7,140,000	6,260,292	6,413,684

Basic and diluted net loss per common share	$0.05	$0.05	$(0.01)	$(0.01)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets and liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statement.

Accounting for Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in FASB ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. The Company has concluded that the Public Warrants and Private Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Southland Holdings [Member]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

a.	Basis of Presentation

These consolidated financial statements have been prepared in conformity with United States Generally Accepted Accounting Principles (“GAAP”). The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) contains guidance that form GAAP. New guidance is released via Accounting Standards Update (“ASU”).

The consolidated financial statements include the accounts of Southland Holdings, LLC and our majority-owned and controlled subsidiaries and affiliates as detailed below. All significant intercompany transactions are eliminated within the consolidations process. Investments in non-construction related partnerships and less-than-majority owned subsidiaries that we do not control, but where we have significant influence are accounted for under the equity method. Certain construction related joint ventures and partnerships that we do not control, nor do we have significant influence are accounted for under the equity method for the balance sheet and under the proportionate consolidation method for the statement of operations.

These consolidated financial statements include the accounts of Southland Holdings, LLC, Southland Contracting, Inc., Johnson Bros. Corporation, a Southland Company (“Johnson Bros. Corporation”), Mole Constructors, Inc., Oscar Renda Contracting, Inc. (“Oscar Renda Contracting”), Heritage Materials, LLC, American Bridge, Renda Pacific LLC, Southland Renda JV (“Southland Renda”), Southland Mole JV (“Southland Mole”), Southland RE Properties LLC, Oscar Renda Contracting of Canada, Ltd., Southland Mole of Canada Ltd. (“Southland Mole of Canada”), Southland Technicore Mole JV (“Southland Technicore Mole”), and Southland Mole of Canada / Astaldi Canada Design & Construction JV (“Southland Astaldi”).

Southland Holdings, LLC, Renda Pacific, LLC, Southland RE Properties, LLC, and Heritage Materials, LLC, are limited liability companies. The members’ liability is limited to our investments within those companies.

b.	Reclassifications

Certain reclassifications have been made to the Company’s prior period consolidated financial information to conform to the current year presentation. These presentation changes did not impact the Company’s consolidated net income, consolidated cash flows, total assets, total liabilities or total equity.

c.	Business Combinations

Business combinations are accounted for using the acquisition method of accounting. We use the fair value of assets acquired and liabilities assumed to account for the purchase price of the acquired business. The determination of fair value requires estimates and judgments of future cash flow expectations to assign fair values to the identifiable tangible and intangible assets. GAAP provides a “measurement period” of up to one year in which to finalize all fair value estimates associated with the acquisition of a business. Most estimates are preliminary until the end of the measurement period. During the measurement period, any material, including material items that were newly discovered, that existed at the acquisition date would be reflected as an adjustment to the initial valuations and estimates. Any changes that do not qualify as measurement period adjustments are included in current period earnings. After the measurement period, any adjustments would be recorded as current period income or expense.

d.	Operating Cycle

Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying consolidated balance sheets as they will be settled in the normal course of contract completion. Some of these contracts will require more than one year to settle.

e.	Foreign Operations and Foreign Exchange Risk

Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risk are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, asset seizure, domestic and foreign import or export changes, and restrictions on currency exchange. Net assets of foreign operations for the years ended December 31, 2022, and December 31, 2021, are approximately 21% and 18%, respectively, of our total net assets.

The financial records of Southland Technicore Mole joint venture, Renda Contracting of Canada, Inc., Southland Mole of Canada, Southland Astaldi joint venture, and various consolidated American Bridge subsidiaries are maintained in local currencies. Results of foreign operations are translated from the local currency to the U.S. dollar (functional and reporting currency) using the average exchange rates during the period, while assets and liabilities are translated at the exchange rate in effect at the reporting date. Certain long-lived assets and liabilities are converted at historical rates. Resulting gains or losses from translating foreign currency financial statements are recorded as other comprehensive income (loss).

We enter foreign currency transactions when a transaction is denominated in currency other than our functional currency. A transaction is initially measured and recorded using the exchange rate on the date of the transaction. Transactions are then remeasured at the end of each reporting period using the exchange rate at that date. The resulting gains or losses are recorded in the consolidated statements of operations within other income, net.

f.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management periodically evaluates estimates used in the preparation of the consolidated financial statements for continued reasonableness. It is reasonably possible that changes may occur in the near term that would affect our estimates with respect to the input method, the allowance for doubtful accounts, recoverability of unapproved contract modifications, and deferred tax assets.

g.	Segments

We manage our business using two distinct operating segments. Our chief operating decision maker (“CODM”) reviews information pertaining to our Transportation and Civil segments.

The classification of revenue and gross profit for segment reporting purposes is reliant on management judgment. At times, our segments undertake projects together or share resources and equipment. We also allocate some costs between segments which can include facility costs, equipment costs, and other operating expenses.

h.	Concentration Risk

Accounts receivable from seven customers comprised approximately 55% of contract receivables in 2022 and 42% of contract receivables from five customers as of December 31, 2021. As of December 31, 2022, we have two customers that each comprise 11% of our contract receivables.

The percentage of our labor force subject to collective bargaining agreements was 26%, 18%, and 17% as of December 31, 2022, December 31, 2021, and December 31, 2020, respectively. The collective bargaining agreements are due to expire by 2026.

During the year ended December 31, 2022, revenue earned from operations in Texas and Florida was approximately 24.9% and 16.3%, respectively. Remaining revenue earned was from operations is 23 other states or territories. Foreign revenue earned was 15% of total revenue in 9 provinces.

During the year ended December 31, 2021, revenue earned from operations in Texas and Florida was approximately 26.9% and 18.1%, respectively. Remaining revenue earned was from operations in 33 other states, or territories. Foreign revenue earned was 9% of total revenue in 7 provinces.

During the year ended December 31, 2020, revenue earned from operations in Texas and Florida was approximately 37.7% and 10.8%, respectively. Remaining revenue earned was from operations in 31 other states, territories, or provinces. Foreign revenue earned was less than 4% of total revenue.

i.	Revenue and Cost Recognition

We recognize revenue in accordance with FASB ASC 606 (“ASC 606”). In accordance with ASC 606, we follow the five-step process to recognize revenue:

1.	Identify the contract

2.	Identify performance obligations

3.	Determine the transaction price

4.	Allocate the transaction price

5.	Recognize revenue

Most of our contracts consist of firm fixed-price and fixed-price per unit. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Our contracts do not include a significant financing component. The transaction price for our contracts may include variable consideration, which includes increases to transaction price for approved and unpriced change orders, claims, increased performance of units and incentives, and reductions to transaction price for decreased performance of units and liquidated damages.

Variable consideration is recognized when realization of the adjustment is probable, and the amount can be reasonably determined. We recognize adjustments in estimated profit on contracts under the cumulative catch-up method. Our performance obligations are generally satisfied over time as work progresses. Revenue is recognized over time using the input method, measured by the percentage of cost incurred to date to estimated total cost for each contract. This method is used because we believe expended cost to be the best available measure of progress on contracts. Because of the uncertainties in estimating costs, it is reasonably possible that the estimated used will change within the near term.

Cost of construction includes all direct material, subcontractor, equipment, and labor and certain other direct costs, as well as those indirect costs related to contract performance. Selling, general and administrative costs are charged to operations as directly incurred. Costs to mobilize equipment to a jobsite, prior to substantive work beginning (“mobilization costs”) and costs to insure a contract (“bonds and insurance”) are capitalized as incurred and amortized over the expected duration of the contract. Capitalized contract costs are included as contract assets on the consolidated balance sheets and are amortized over the expected contract length. Provisions for estimated losses on incomplete contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, and estimated profitability may result in revisions to costs and income, which are recognized in the period in which the revisions are determined. Changes in estimated job profitability resulting from job performance, job conditions, contract penalty provisions, claims, change orders, and settlements, are accounted for as changes in estimates in the current period.

(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs to insure	$25,091	$12,770
Mobilization costs	6,990	5,358
Costs to fulfill contracts, net	$32,081	$18,128

During the years ended December 31, 2022 and December 31, 2021, we amortized $14.5 million and $18.9 million, respectively, of mobilization and costs to insure contracts to cost of construction in the consolidated statements of operations.

Contract assets represent revenues recognized in excess of amounts billed. We anticipate substantially all incurred costs associated with contract assets to be billed and collected within one year or the lifecycle of a construction project. Contract liabilities represents billings in excess of revenues recognized.

We report revenue net of any taxes collected from the customer and remitted to government agencies.

j.	Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobserved inputs (level 3 measurements). The three levels are defined as follows:

Level 1

Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access.

Level 2

Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets in inactive markets, inputs other than quoted prices that are observable for the asset or liability, inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

All assets and liabilities have been valued using a market approach, except for Level 3 assets. Fair values for assets in Level 2 are estimated using quoted market prices for the funds’ investment assets in active and inactive markets. Fair values for assets in Level 3 are estimated based on estimated fair values of the funds’ underlying assets as provided by third-party pricing information without adjustment, which are believed to be illiquid. There were no significant transfers in or out of Levels 1, 2, or 3 during 2021 or 2022.

k.	Cash, Cash Equivalents, and Restricted Cash

We consider all highly liquid instruments purchased with a maturity of three months or less as cash equivalents. We maintain our cash in accounts at certain institutions. The majority of our balances exceed federally insured limits.

We have not experienced any losses in these accounts, and we do not believe they are exposed to any significant credit risk.

Restricted cash and cash equivalents consist of amounts held in accounts in our name at certain financial institutions. These accounts are subject to certain control provisions in favor of various surety and insurance companies for purposes of compliance and security perfections.

Under the terms of the agreements related to the acquisition of American Bridge, the restricted cash deposited by the sureties is of immediate use for completing the active bonded projects at the time of acquisition. As the bonded projects progress toward completion, there are provisions that remove the restrictions on the restricted cash balances based upon the completion status of the backlog of bonded contracts acquired in the acquisition of American Bridge. See Note 4 for more information.

(Amounts in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents at beginning of period	$63,342	$30,889
Restricted cash at beginning of period	47,900	149,507
Cash, cash equivalents, and restricted cash at beginning of period	$111,242	180,396

Cash and cash equivalents at end of period	$57,915	$63,342
Restricted cash at end of period	14,076	47,900
Cash, cash equivalents, and restricted cash at end of period	$71,991	111,242

l.	Accounts Receivable, Net

We provide an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. Normal contracts receivable are due 30 days after the issuance of the invoice. Retainages are due 30 days after completion of the project and acceptance by the contract owner. Warranty retainage receivables are typically due two years after completion of the project and acceptance by the contract owner. Receivables past due more than 120 days are considered delinquent. Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

We expect to collect $62.3 million of our outstanding retainage receivables, net, within the next twelve months.

We can apply in writing at the time of substantial performance of the contract to substitute the amount retained as warranty receivable with a substitute bond of equal or greater value. It is at the discretion of the owners to accept a substitute bond.

As of December 31, 2022, and December 30, 2021, we had an allowance for doubtful accounts of $1.5 million and $3.0 million, respectively.

m.	Inventory

Inventory consists mainly of materials utilized for Heritage Materials’ materials producing plants, is stated at the lower of cost (first in, first out) or net realizable value and is reported in other current assets. As of December 31, 2022, and December 31, 2021, we had inventory of $9.8 million and $10.4 million, respectively.

n.	Debt Issuance Costs

We capitalize costs related to the issuance of debt. Debt issuance costs are presented with noncurrent liabilities as a reduction of long-term debt on our consolidated balance sheets. The amortization of such costs is recognized as interest expense using the interest method over the term of the respective debt instruments to which they pertain.

o.	Property and Equipment

Depreciation on property and equipment is provided by the straight-line method over the estimated useful life of the assets and includes amortization of finance leases. Assets for certain joint ventures are depreciated over the estimated life of the contract. Maintenance and repairs are expensed as incurred, while replacements and improvements are capitalized.

In the case of property and equipment disposal, costs and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss on a sale or retirement of property and equipment used in construction are recorded within cost of construction. Gains and losses related to all other property and equipment are reflected in other income, net.

A summary of the estimated useful lives is as follows:

Buildings	40 years
Leasehold improvements	Lesser of 15 years or lease term
Auto and trucks	3-7 years
Machinery and equipment	5-10 years
Office and safety equipment	3-7 years

Useful lives of fixed assets may be adjusted as differing equipment use and circumstances present.

p.	Goodwill and Indefinite-Lived Intangibles

Goodwill and indefinite-life intangibles are tested for impairment annually in the fourth quarter, or more frequently if events or circumstances indicate that goodwill or indefinite-lived intangibles may be impaired. We evaluate goodwill at the reporting unit level (operating segment or one level below an operating segment). We identify our reporting unit and determine the carrying value of the reporting unit by assigning the assets and liabilities, including the existing goodwill and indefinite-lived intangibles, to the reporting unit. Our reporting units are based on our organizational and reporting structure. We currently identify three reporting units. We begin with a qualitative assessment using inputs based on our business, our industry, and overall macroeconomic factors. If our qualitative assessment deems that the fair value of a reporting unit is more likely than not less than its carrying amount, we then complete a quantitative assessment to determine the fair value of the reporting unit and compare it to the carrying amount of the reporting unit. For the years ended December 31, 2022, December 31, 2021, and December 31, 2020, based on the result of our qualitative assessments which determined that it was more likely than not that the fair value of the reporting units exceeded the carrying amounts and that the fair value of the indefinite-lived intangible assets exceeded the carrying amounts, we did not complete quantitative assessments and we did not record any impairment of goodwill or indefinite-lived intangible assets.

q.	Valuation of Long-Lived Assets

We review long-lived assets, including finite-lived intangible assets subject to amortization, for impairment upon the occurrence of events or changes in circumstances that would indicate that the carrying value of the asset or group of assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or group of assets to the future net cash flows expected to be generated by the asset or group of assets. If such assets are not considered to be fully recoverable, any impairment to be recognized is measured by the amount by which the carrying amount of the asset or group of assets exceeds its respective fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Intangible assets with a definite useful life are amortized over their useful lives. For the years ended December 31, 2022, December 31, 2021, and December 31, 2020, we recorded amortization expense of $1.0 million, $1.8 million, and $0.9 million, respectively.

r.	Commitments and Contingencies

We are involved in various lawsuits and claims that arise in the normal course of business. Amounts associated with lawsuits or claims are reserved for matters in which it is believed that losses are probable and can be reasonably estimated. In addition to matter in which it is believed that losses are probable, disclosure is also provided for matters in which the likelihood of an unfavorable outcome is at least reasonably possible but for which a reasonable estimate of loss or range of loss is not possible. Legal fees are expensed as incurred.

We self-insure workers’ compensation, general liability, and auto insurance up to $0.3 million per claim for Southland Contracting, Inc., American Bridge Company, and Johnson Bros. Corporation, except in New York, which general liability is $2.0 million per claim. The policies covering Oscar Renda Contracting, Inc. and Heritage Materials, LLC have a $100 thousand deductible per claim.

As of December 31, 2022, and December 31, 2021, we had $12.8 million and $12.1 million, respectively, in self-insurance reserves.

s.	Income Taxes

Southland Holdings, with the consent of its members, elected to be taxed as an S Corporation, under the provisions of Subchapter S of the Internal Revenue Code. Southland Contracting, Inc., Johnson Bros. Corporation, Southland Mole of Canada, Southland RE Properties L.L.C., and Mole Constructors, Inc. also made “S-elections” with the consent of their respective shareholders. Renda Pacific, LLP, is treated as a partnership for federal income tax purposes and is not subject to federal income tax at the entity level. As a joint venture, Southland Mole joint venture and Southland Renda joint venture are treated as partnerships for federal income tax purposes and do not pay federal income taxes. Heritage Materials, LLC, STM JV and SA JV are disregarded entities for tax purposes; their income is attributed to their respective joint venture owners.

Under those provisions, the above companies do not pay federal corporate income taxes on their taxable income. Instead, the owners are liable for federal income taxes on their respective shares of our income. Accordingly, no provision has been made for federal income tax in the accompanying consolidated financial statements.

Southland Contracting, Inc., Southland Mole of Canada, and Mole Constructors, Inc. are subject to foreign taxes on their respective share of taxable income from operations outside of the US.

Southland Contracting, Inc., Southland Mole of Canada, and Mole Constructors, Inc. pay state taxes in the states in which their jobs are located. All other companies pay gross margin tax in Texas.

Oscar Renda Contracting, Inc. is a corporation and has not made an “S-election.” Oscar Renda Contracting, Inc. files income tax returns in the U.S. federal jurisdiction and various U.S. state jurisdictions. Oscar Renda Contracting, Inc.’s tax year-end is December 31.

American Bridge is a corporation and has not made an “S-election.” American Bridge files income tax returns in the U.S. federal jurisdiction, American Bridge’s tax year-end is December 31.

Oscar Renda Contracting of Canada, Inc., a wholly owned subsidiary of Oscar Renda Contracting, Inc., is subject to foreign taxes on their taxable income from operations outside of the U.S.

For entities subject to income tax, income taxes are recognized during the year in which transactions enter into the determination of financial statement income (loss). Any taxes on foreign income in excess of a deemed return on tangible assets of foreign corporations are accounted for as period costs. Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book carrying amount and the tax basis of assets and liabilities including net operating loss carryforwards. A valuation allowance is provided against a deferred income tax asset when it is “more likely than not” the asset will not be realized. Similarly, if a determination is made that it is “more likely than not” the deferred income tax asset will be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded. Penalties and interest are recognized as a component of the income tax provision.

Tax benefits are recognized in the consolidated financial statements for tax positions taken or expected to be taken in a tax return when it is “more likely than not” that the tax authorities will sustain the tax position solely on the basis of the position’s technical merits. Consideration is given primarily to legislation and statutes, legislative intent, regulations, rulings, and case law as well as their applicability to the facts and circumstances of the tax position when assessing the sustainability of the tax position. In the event a tax position no longer meets the “more likely than not” criteria, the tax benefit is reversed by recognizing a liability and recording a charge to earnings. Conversely, if a tax position subsequently meets the “more likely than not” criteria, a tax benefit would be recognized by reducing the liability and recording a credit to earnings.

We classify interest and penalties attributable to income taxes as part of income tax expense.

t.	Leases

Leases are recognized under Accounting Standards Codification 842, Leases (“Topic 842”). We determine whether a contract contains a lease at contract inception and classify it as either finance or operating. A contract contains a lease if there is an identified asset, and we have the right to control the asset.

Finance leases are generally those that allow us to substantially utilize or pay for the entire asset over its estimated useful life. Finance leases are recorded in property and equipment, net, and finance lease liabilities within short-term lease liabilities and long-term lease liabilities on the consolidated balance sheets. Finance lease right-of-use assets are amortized in costs of construction on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term, with the interest component for lease liabilities included in interest expense and recognized using the effective interest method over the lease term.

Operating lease right-of-use assets represent our right to use an underlying asset for the lease term, and lease liabilities represent our obligation to make lease payments arising from the lease. Operating leases are recorded in right-of-use assets, short-term lease liabilities, and long-term lease liabilities on our consolidated balance sheets. In the consolidated statements of operations, lease expense for operating lease payments is recognized on a straight-line basis over the lease term and recorded in cost of construction for leases related to our projects or selling, general, and administrative expenses for all other leases.

Topic 842 allows lessees an option to not recognize right-of-use assets and lease liabilities arising from short-term leases. A short-term lease is defined as a lease with an initial term of 12 months or less. We elected to not recognize short-term leases as right-of-use assets and lease liabilities on the consolidated balance sheets. All short-term leases which are not included on our consolidated balance sheets will be recognized within lease expense. Leases that have an initial term of 12 months or less with an option for renewal will need to be assessed in order to determine if the lease qualifies for the short-term lease exception. If the option is reasonably certain to be exercised, the lease does not qualify as a short-term lease.

Finance and operating lease right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Our lease liabilities are recognized based on the present value of the remaining fixed lease payments, over the lease term, using a discount rate. For the purpose of lease liability measurement, we consider only payments that are fixed and determinable at the time of commencement. Some leasing arrangements require variable payments that are dependent upon usage or output, or may vary for other reasons, such as insurance or tax payments. Any variable payments are expensed as incurred. We use our incremental borrowing rate at the commencement date in determining the present value of the lease payments for all asset classes, unless the implicit rate is readily determinable. Our lease terms may include options to extend or terminate the lease and are recognized when it is reasonably certain that we will exercise that option. We have lease agreements with lease and non-lease components, which are accounted for as a single lease component for all classes of leased assets for which we are the lessee. For certain equipment leases, the portfolio approach is applied to account for the operating lease right-of-use assets and lease liabilities. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. See Note 12 for additional information.

u.	Recent Accounting Pronouncements

In December 2019, FASB issued ASU 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes (“Update 2019-12”), which removes certain exceptions for investments, intra-period allocations and interim tax calculations and adds guidance to reduce complexity in accounting for income taxes. Update 2019-12 was adopted as of January 1, 2021. The various amendments in Update 2019-12 are applied on a retrospective basis, modified retrospective basis and prospective basis, depending on the amendment. Our adoption of Update 2019-12 did not have a material impact on our consolidated financial statements and related disclosures.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“Update 2020-04”), which provides optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in Update 2020-04 apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. We adopted Topic 848 as of January 1, 2021. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected optional expedients for and that are retained through the end of the hedging relationship. The provisions in Update 2020-04 are effective upon issuance and can be applied prospectively through December 31, 2022. Interest on the Second Amended and Restated Credit Facility accrues at an annual rate of LIBOR. Our adoption of Update 2020-04 did not have a material impact on our consolidated financial statements and related disclosures. Our other outstanding debt uses the Secured Overnight Financing Rate (“SOFR”), and we do not have any other agreements that use LIBOR outside of our revolving credit facility.

In June 2016, FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, (“Topic 326”). The standard requires the immediate recognition of estimated credit losses expected to occur over the life of financial assets rather than the current incurred loss impairment model that recognizes losses when a probability threshold is met. Topic 326 is effective for annual periods beginning after January 1, 2023, and interim periods within those fiscal years. The implementation of Topic 326 in 2023 will not have a material impact on our consolidated financial statements given the nature of our contracts and our historical loss experience.